JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 31.5%
Aerospace & Defense — 0.0%(a)
Triumph Group, Inc.
8.88%, 6/1/2024(b)	89	99
7.75%, 8/15/2025	1,450	1,482

		1,581

Air Freight & Logistics — 0.0%(a)
XPO Logistics, Inc. 6.13%, 9/1/2023(b)	1,970	1,992

Auto Components — 0.2%
Allison Transmission, Inc. 5.88%, 6/1/2029(b)	880	955
American Axle & Manufacturing, Inc. 6.25%, 4/1/2025	3,638	3,758
Clarios Global LP
6.75%, 5/15/2025(b)	503	539
6.25%, 5/15/2026(b)	1,030	1,100
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024(b)	995	1,124
5.63%, 11/15/2026(b)	5,662	4,869
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(b)	2,355	2,434
Tenneco, Inc. 5.00%, 7/15/2026	2,064	2,051

		16,830

Automobiles — 3.5%
BMW Finance NV (Germany) (ICE LIBOR USD 3 Month + 0.79%), 0.96%, 8/12/2022(b)(c)	20,550	20,711
BMW US Capital LLC (Germany)
(ICE LIBOR USD 3 Month + 0.50%), 0.66%, 8/13/2021(b)(c)	31,530	31,562
(ICE LIBOR USD 3 Month + 0.53%), 0.72%, 4/14/2022(b)(c)	24,580	24,674
(SOFR + 0.53%), 0.54%, 4/1/2024(b)(c)	31,050	31,263
Daimler Finance North America LLC (Germany)
(ICE LIBOR USD 3 Month + 0.67%), 0.85%, 11/5/2021(b)(c)	10,000	10,027
(ICE LIBOR USD 3 Month + 0.90%), 1.06%, 2/15/2022(b)(c)	16,220	16,302
Ford Motor Co. 8.50%, 4/21/2023	604	674
General Motors Co. (ICE LIBOR USD 3 Month + 0.90%), 1.08%, 9/10/2021(c)	28,420	28,471
Hyundai Capital America (ICE LIBOR USD 3 Month + 0.94%), 1.14%, 7/8/2021(b)(c)	59,733	59,772
Nissan Motor Acceptance Corp.
(ICE LIBOR USD 3 Month + 0.63%), 0.82%, 9/21/2021(b)(c)	19,750	19,769
(ICE LIBOR USD 3 Month + 0.89%), 1.08%, 1/13/2022(b)(c)	12,600	12,634
(ICE LIBOR USD 3 Month + 0.65%), 0.84%, 7/13/2022(b)(c)	26,645	26,681
(ICE LIBOR USD 3 Month + 0.69%), 0.88%, 9/28/2022(b)(c)	40,500	40,572
Volkswagen Group of America Finance LLC (Germany)
(ICE LIBOR USD 3 Month + 0.86%), 1.05%, 9/24/2021(b)(c)	8,750	8,773
(ICE LIBOR USD 3 Month + 0.94%), 1.11%, 11/12/2021(b)(c)	23,950	24,045

		355,930

Banks — 11.4%
ABN AMRO Bank NV (Netherlands) (ICE LIBOR USD 3 Month + 0.57%), 0.71%, 8/27/2021(b)(c)	15,820	15,839
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.65%), 0.85%, 6/25/2022(c)	47,102	47,124
(ICE LIBOR USD 3 Month + 1.18%), 1.37%, 10/21/2022(c)	5,863	5,889
(ICE LIBOR USD 3 Month + 1.00%), 1.18%, 4/24/2023(c)	28,501	28,735
(ICE LIBOR USD 3 Month + 0.79%), 0.98%, 3/5/2024(c)	50,941	51,452
(BSBY3M + 0.43%), 0.54%, 5/28/2024(c)	25,500	25,521
(SOFR + 0.69%), 0.70%, 4/22/2025(c)	42,500	42,856
Bank of Montreal (Canada)
(ICE LIBOR USD 3 Month + 0.57%), 0.77%, 3/26/2022(c)	33,020	33,169
(SOFR + 0.68%), 0.69%, 3/10/2023(c)	9,200	9,287
Bank of Nova Scotia (The) (Canada) (SOFR + 0.45%), 0.46%, 4/15/2024(c)	21,250	21,298
Barclays plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.63%), 1.81%, 1/10/2023(c)	13,980	14,093
(ICE LIBOR USD 3 Month + 1.43%), 1.59%, 2/15/2023(c)	40,230	40,542
(ICE LIBOR USD 3 Month + 1.38%), 1.54%, 5/16/2024(c)	51,490	52,431
BNP Paribas SA (France) (ICE LIBOR USD 3 Month + 0.39%), 0.56%, 8/7/2021(b)(c)	48,680	48,718

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Canadian Imperial Bank of Commerce (Canada) (SOFR + 0.80%), 0.81%, 3/17/2023(c)	7,480	7,545
Capital One NA (ICE LIBOR USD 3 Month + 1.15%), 1.34%, 1/30/2023(c)	15,570	15,661
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 1.19%), 1.37%, 8/2/2021(c)	32,962	33,029
(SOFR + 0.87%), 0.88%, 11/4/2022(c)	8,140	8,161
(ICE LIBOR USD 3 Month + 0.95%), 1.13%, 7/24/2023(c)	24,290	24,489
(ICE LIBOR USD 3 Month + 1.43%), 1.62%, 9/1/2023(c)	43,031	43,679
(ICE LIBOR USD 3 Month + 1.10%), 1.26%, 5/17/2024(c)	8,500	8,631
(SOFR + 0.67%), 0.68%, 5/1/2025(c)	8,500	8,546
Citizens Bank NA (ICE LIBOR USD 3 Month + 0.72%), 0.87%, 2/14/2022(c)	5,700	5,722
DNB Bank ASA (Norway) (ICE LIBOR USD 3 Month + 0.62%), 0.81%, 12/2/2022(b)(c)	24,480	24,663
HSBC Holdings plc (United Kingdom) (ICE LIBOR USD 3 Month + 1.00%), 1.16%, 5/18/2024(c)	31,392	31,785
ING Groep NV (Netherlands) (ICE LIBOR USD 3 Month + 1.15%), 1.34%, 3/29/2022(c)	17,925	18,074
Lloyds Banking Group plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.80%), 0.99%, 6/21/2021(c)	2,100	2,101
Mitsubishi UFJ Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 0.65%), 0.83%, 7/26/2021(c)	31,420	31,450
(ICE LIBOR USD 3 Month + 0.70%), 0.88%, 3/7/2022(c)	16,710	16,787
(ICE LIBOR USD 3 Month + 0.79%), 0.97%, 7/25/2022(c)	10,185	10,265
Mizuho Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.14%), 1.32%, 9/13/2021(c)	45,940	46,086
(ICE LIBOR USD 3 Month + 0.79%), 0.98%, 3/5/2023(c)	6,830	6,897
(ICE LIBOR USD 3 Month + 0.84%), 1.02%, 7/16/2023(c)	38,920	39,154
(ICE LIBOR USD 3 Month + 0.85%), 1.03%, 9/13/2023(c)	11,100	11,179
(ICE LIBOR USD 3 Month + 0.63%), 0.78%, 5/25/2024(c)	32,860	33,032
MUFG Union Bank NA (SOFR + 0.71%), 0.72%, 12/9/2022(c)	5,590	5,626
National Australia Bank Ltd. (Australia)
(ICE LIBOR USD 3 Month + 0.58%), 0.77%, 9/20/2021(b)(c)	17,260	17,285
(ICE LIBOR USD 3 Month + 0.71%), 0.89%, 11/4/2021(b)(c)	20,450	20,521
NatWest Markets plc (United Kingdom) (SOFR + 0.53%), 0.54%, 8/12/2024(b)(c)	8,500	8,526
Santander UK plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.62%), 0.81%, 6/1/2021(c)	26,760	26,760
(ICE LIBOR USD 3 Month + 0.66%), 0.82%, 11/15/2021(c)	18,360	18,407
Skandinaviska Enskilda Banken AB (Sweden) (ICE LIBOR USD 3 Month + 0.65%), 0.83%, 12/12/2022(b)(c)	20,420	20,583
Standard Chartered plc (United Kingdom)
(ICE LIBOR USD 3 Month + 1.20%), 1.38%, 9/10/2022(b)(c)	8,210	8,233
(ICE LIBOR USD 3 Month + 1.15%), 1.34%, 1/20/2023(b)(c)	3,950	3,972
Sumitomo Mitsui Financial Group, Inc. (Japan)
(ICE LIBOR USD 3 Month + 1.11%), 1.30%, 7/14/2021(c)	5,076	5,083
(ICE LIBOR USD 3 Month + 1.14%), 1.33%, 10/19/2021(c)	27,318	27,433
(ICE LIBOR USD 3 Month + 0.74%), 0.93%, 10/18/2022(c)	33,771	34,005
Toronto-Dominion Bank (The) (Canada)
(ICE LIBOR USD 3 Month + 0.53%), 0.72%, 12/1/2022(c)	24,440	24,619
(SOFR + 0.36%), 0.39%, 3/4/2024(c)	34,000	34,103
Truist Bank
(ICE LIBOR USD 3 Month + 0.59%), 0.77%, 8/2/2022(c)	11,705	11,718
(SOFR + 0.73%), 0.74%, 3/9/2023(c)	6,070	6,124
Wells Fargo & Co. (ICE LIBOR USD 3 Month + 1.23%), 1.42%, 10/31/2023(c)	13,696	13,898
Wells Fargo Bank NA (ICE LIBOR USD 3 Month + 0.66%), 0.85%, 9/9/2022(c)	12,750	12,769

		1,163,555

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Biotechnology — 0.7%
AbbVie, Inc.
(ICE LIBOR USD 3 Month + 0.46%), 0.61%, 11/19/2021(c)	16,300	16,326
(ICE LIBOR USD 3 Month + 0.65%), 0.80%, 11/21/2022(c)	49,580	49,927
Gilead Sciences, Inc. (ICE LIBOR USD 3 Month + 0.52%), 0.71%, 9/29/2023(c)	5,880	5,886

		72,139

Building Products — 0.0%(a)
Griffon Corp. 5.75%, 3/1/2028	1,110	1,171

Capital Markets — 4.4%
Charles Schwab Corp. (The) (SOFR + 0.50%), 0.51%, 3/18/2024(c)	28,050	28,247
Credit Suisse AG (Switzerland) (SOFR + 0.39%), 0.40%, 2/2/2024(c)	31,600	31,490
Credit Suisse Group AG (Switzerland) (ICE LIBOR USD 3 Month + 1.20%), 1.38%, 12/14/2023(b)(c)	8,640	8,738
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 1.24%, 6/5/2023(c)	56,738	57,188
(ICE LIBOR USD 3 Month + 1.00%), 1.18%, 7/24/2023(c)	27,999	28,229
(SOFR + 0.58%), 0.60%, 3/8/2024(c)	51,000	51,158
Macquarie Bank Ltd. (Australia) (ICE LIBOR USD 3 Month + 0.45%), 0.63%, 8/6/2021(b)(c)	4,060	4,063
Macquarie Group Ltd. (Australia) (ICE LIBOR USD 3 Month + 1.35%), 1.54%, 3/27/2024(b)(c)	17,779	18,066
Morgan Stanley
(SOFR + 0.83%), 0.84%, 6/10/2022(c)	18,124	18,127
(ICE LIBOR USD 3 Month + 0.93%), 1.11%, 7/22/2022(c)	9,214	9,225
(SOFR + 0.70%), 0.71%, 1/20/2023(c)	20,580	20,629
(ICE LIBOR USD 3 Month + 1.40%), 1.58%, 10/24/2023(c)	44,421	45,169
(ICE LIBOR USD 3 Month + 1.22%), 1.38%, 5/8/2024(c)	51,064	51,967
TD Ameritrade Holding Corp. (ICE LIBOR USD 3 Month + 0.43%), 0.61%, 11/1/2021(c)	7,980	7,992
UBS AG (Switzerland) (SOFR + 0.32%), 1.00%, 6/1/2023(b)(c)	21,250	21,272
UBS Group AG (Switzerland)
(ICE LIBOR USD 3 Month + 1.22%), 1.37%, 5/23/2023(b)(c)	28,422	28,713
(ICE LIBOR USD 3 Month + 0.95%), 1.11%, 8/15/2023(b)(c)	19,704	19,884

		450,157

Chemicals — 0.1%
CVR Partners LP 9.25%, 6/15/2023(b)	1,910	1,905
GCP Applied Technologies, Inc. 5.50%, 4/15/2026(b)	1,485	1,524
INEOS Group Holdings SA (Luxembourg) 5.63%, 8/1/2024(b)	2,435	2,449
Reichhold Industries, Inc. 9.00%, 5/1/2018‡(b)(d)	5,673	—	(e)
Trinseo Materials Operating SCA 5.38%, 9/1/2025(b)	500	509
Venator Finance SARL
9.50%, 7/1/2025(b)	770	864
5.75%, 7/15/2025(b)	1,552	1,527

		8,778

Commercial Services & Supplies — 0.0%(a)
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 4.00%, 12/21/2065(b)(c)	5,960	4,999

Communications Equipment — 0.0%(a)
CommScope, Inc. 6.00%, 3/1/2026(b)	1,870	1,964

Construction & Engineering — 0.0%(a)
MasTec, Inc. 4.50%, 8/15/2028(b)	1,046	1,092

Consumer Finance — 2.6%
American Express Co.
(ICE LIBOR USD 3 Month + 0.60%), 0.78%, 11/5/2021(c)	20,040	20,081
(ICE LIBOR USD 3 Month + 0.62%), 0.78%, 5/20/2022(c)	32,480	32,648
American Honda Finance Corp.
(ICE LIBOR USD 3 Month + 0.35%), 0.53%, 6/11/2021(c)	20,430	20,433
(ICE LIBOR USD 3 Month + 0.54%), 0.73%, 6/27/2022(c)	23,720	23,849
(ICE LIBOR USD 3 Month + 0.37%), 0.53%, 5/10/2023(c)	25,250	25,330
Caterpillar Financial Services Corp. (SOFR + 0.25%), 0.25%, 5/17/2024(c)	12,750	12,798
Ford Motor Credit Co. LLC
(ICE LIBOR USD 3 Month + 0.88%), 1.07%, 10/12/2021(c)	41,890	41,804
4.69%, 6/9/2025	200	215
5.13%, 6/16/2025	535	585
4.39%, 1/8/2026	2,100	2,237
4.54%, 8/1/2026	1,500	1,615
4.27%, 1/9/2027	5,350	5,630
General Motors Financial Co., Inc. (ICE LIBOR USD 3 Month + 1.10%), 1.28%, 11/6/2021(c)	13,471	13,520

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 4.25%, 12/21/2065(b)(c)	295	256
John Deere Capital Corp.
(ICE LIBOR USD 3 Month + 0.40%), 0.58%, 6/7/2021(c)	14,482	14,483
(ICE LIBOR USD 3 Month + 0.49%), 0.67%, 6/13/2022(c)	12,290	12,346
Toyota Motor Credit Corp. (SOFR + 0.32%), 0.33%, 4/6/2023(c)	42,500	42,585

		270,415

Distributors — 0.0%(a)
Wolverine Escrow LLC
9.00%, 11/15/2026(b)	1,361	1,334
13.13%, 11/15/2027(b)	530	448

		1,782

Diversified Financial Services — 0.2%
AIG Global Funding (ICE LIBOR USD 3 Month + 0.46%), 0.66%, 6/25/2021(b)(c)	7,840	7,842
Sabre GLBL, Inc. 9.25%, 4/15/2025(b)	537	628
Siemens Financieringsmaatschappij NV (Germany) (SOFR + 0.43%), 0.44%, 3/11/2024(b)(c)	17,000	17,105

		25,575

Diversified Telecommunication Services — 1.0%
Altice France Holding SA (Luxembourg) 10.50%, 5/15/2027(b)	1,070	1,196
AT&T, Inc. (SOFR + 0.64%), 0.65%, 3/25/2024(c)	12,716	12,744
CCO Holdings LLC
5.75%, 2/15/2026(b)	15,497	16,024
5.50%, 5/1/2026(b)	2,225	2,300
5.13%, 5/1/2027(b)	4,500	4,703
5.00%, 2/1/2028(b)	130	136
Frontier Communications Holdings LLC 5.88%, 11/1/2029	485	488
Intelsat Jackson Holdings SA (Luxembourg)
5.50%, 8/1/2023(d)	8,719	5,079
8.00%, 2/15/2024(b)(d)(f)	95	98
8.50%, 10/15/2024(b)(d)	1,228	728
9.75%, 7/15/2025(b)(d)	3,770	2,205
Level 3 Financing, Inc. 5.38%, 5/1/2025	1,080	1,104
Lumen Technologies, Inc.
Series T, 5.80%, 3/15/2022	4,000	4,125
5.63%, 4/1/2025	785	842
Verizon Communications, Inc.
(ICE LIBOR USD 3 Month + 1.00%), 1.19%, 3/16/2022(c)	3,984	4,014
(SOFR + 0.50%), 0.51%, 3/22/2024(c)	41,500	41,792

		97,578

Electric Utilities — 0.8%
NextEra Energy Capital Holdings, Inc.
(ICE LIBOR USD 3 Month + 0.55%), 0.69%, 8/28/2021(c)	27,650	27,659
(ICE LIBOR USD 3 Month + 0.27%), 0.42%, 2/22/2023(c)	26,696	26,703
(SOFR + 0.54%), 0.55%, 3/1/2023(c)	26,350	26,433
Texas Competitive Electric Holdings Co. LLC
8.50%, 10/1/2021‡(d)	37,201	56
8.50%, 12/1/2021‡(d)	24,805	25

		80,876

Energy Equipment & Services — 0.0%(a)
Nabors Industries Ltd. 7.25%, 1/15/2026(b)	385	335
Nabors Industries, Inc. 5.75%, 2/1/2025	970	805
Telford Offshore Ltd. (United Arab Emirates) 12.00% (PIK), 12/31/2164(g)(h)(i)	4,896	220

		1,360

Entertainment — 0.0%(a)
Live Nation Entertainment, Inc. 6.50%, 5/15/2027(b)	731	807

Equity Real Estate Investment Trusts (REITs) — 0.3%
GEO Group, Inc. (The)
5.13%, 4/1/2023	305	256
5.88%, 10/15/2024	3,830	2,787
Public Storage (SOFR + 0.47%), 0.48%, 4/23/2024(c)	18,700	18,714
VICI Properties LP 4.25%, 12/1/2026(b)	4,299	4,423

		26,180

Food & Staples Retailing — 0.2%
7-Eleven, Inc. (ICE LIBOR USD 3 Month + 0.45%), 0.61%, 8/10/2022(b)(c)	12,703	12,714
Albertsons Cos., Inc. 5.75%, 3/15/2025	734	752
Rite Aid Corp.
7.50%, 7/1/2025(b)	1,313	1,362
8.00%, 11/15/2026(b)	2,096	2,176

		17,004

Food Products — 0.0%(a)
Post Holdings, Inc. 5.75%, 3/1/2027(b)	815	852

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Gas Utilities — 0.7%
Atmos Energy Corp. (ICE LIBOR USD 3 Month + 0.38%), 0.57%, 3/9/2023(c)	17,000	17,004
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 0.68%, 3/2/2023(c)	34,000	34,012
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 0.79%, 3/11/2023(c)	21,250	21,262

		72,278

Health Care Providers & Services — 0.4%
Centene Corp. 5.38%, 6/1/2026(b)	2,570	2,677
Encompass Health Corp. 5.75%, 9/15/2025	1,195	1,231
Envision Healthcare Corp. 8.75%, 10/15/2026(b)	5,940	4,091
HCA, Inc.
5.38%, 2/1/2025	12,208	13,658
5.88%, 2/15/2026	12,693	14,501
Tenet Healthcare Corp.
4.88%, 1/1/2026(b)	6,985	7,212
5.13%, 11/1/2027(b)	2,560	2,672

		46,042

Hotels, Restaurants & Leisure — 0.1%
Chukchansi Economic Development Authority 8.00%, 4/15/2028(b)	3,711	3,286
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025(b)	735	782
6.50%, 9/15/2026	950	990
Royal Caribbean Cruises Ltd. 11.50%, 6/1/2025(b)	1,430	1,655
Six Flags Entertainment Corp. 4.88%, 7/31/2024(b)	1,790	1,803
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(b)	520	559
Vail Resorts, Inc. 6.25%, 5/15/2025(b)	432	459

		9,534

Household Products — 0.0%(a)
Spectrum Brands, Inc.
5.75%, 7/15/2025	284	291
5.50%, 7/15/2030(b)	814	873

		1,164

Insurance — 1.8%
AIA Group Ltd. (Hong Kong) (ICE LIBOR USD 3 Month + 0.52%), 0.71%, 9/20/2021(b)(c)	15,830	15,833
Athene Global Funding (SOFR + 0.70%), 0.71%, 5/24/2024(b)(c)	17,000	17,036
Brighthouse Financial Global Funding (SOFR + 0.76%), 0.77%, 4/12/2024(b)(c)	12,250	12,332
Jackson National Life Global Funding (SOFR + 0.60%), 0.61%, 1/6/2023(b)(c)	57,960	58,254
MassMutual Global Funding II (SOFR + 0.36%), 0.37%, 4/12/2024(b)(c)	21,250	21,293
MET Tower Global Funding (SOFR + 0.55%), 0.56%, 1/17/2023(b)(c)	13,740	13,813
Metropolitan Life Global Funding I
(SOFR + 0.57%), 0.58%, 1/13/2023(b)(c)	16,850	16,966
(SOFR + 0.32%), 0.33%, 1/7/2024(b)(c)	21,308	21,330
Protective Life Global Funding (ICE LIBOR USD 3 Month + 0.52%), 0.71%, 6/28/2021(b)(c)	11,740	11,745

		188,602

Internet & Direct Marketing Retail — 0.3%
eBay, Inc. (ICE LIBOR USD 3 Month + 0.87%), 1.06%, 1/30/2023(c)	24,673	24,931
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026(b)	2,815	3,077

		28,008

Machinery — 0.1%
Hillman Group, Inc. (The) 6.38%, 7/15/2022(b)	2,235	2,237
Otis Worldwide Corp. (ICE LIBOR USD 3 Month + 0.45%), 0.64%, 4/5/2023(c)	12,320	12,320
Wabash National Corp. 5.50%, 10/1/2025(b)	80	82

		14,639

Media — 0.3%
Altice Financing SA (Luxembourg) 7.50%, 5/15/2026(b)	950	989
Charter Communications Operating LLC (ICE LIBOR USD 3 Month + 1.65%), 1.83%, 2/1/2024(c)	3,825	3,933
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	1,597	1,676
5.13%, 8/15/2027(b)	2,980	3,009
DISH DBS Corp.
5.00%, 3/15/2023	300	312
5.88%, 11/15/2024	10,373	11,041
Meredith Corp.
6.50%, 7/1/2025(b)	1,870	2,014
6.88%, 2/1/2026	3,850	4,022
Nexstar Broadcasting, Inc. 5.63%, 7/15/2027(b)	1,320	1,396
Sirius XM Radio, Inc.
5.38%, 7/15/2026(b)	50	52
5.50%, 7/1/2029(b)	1,485	1,607
Videotron Ltd. (Canada) 5.38%, 6/15/2024(b)	1,300	1,419

		31,470

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Multi-Utilities — 0.1%
CenterPoint Energy, Inc. (SOFR + 0.65%), 0.66%, 5/13/2024(c)	8,500	8,509

Oil, Gas & Consumable Fuels — 0.4%
Chesapeake Energy Corp. 5.50%, 9/15/2026‡(d)	5,690	135
Comstock Resources, Inc. 7.50%, 5/15/2025(b)	783	810
DCP Midstream LP Series A, (ICE LIBOR USD 3 Month + 5.15%), 7.37%, 12/15/2022(c)(g)(h)	1,545	1,479
Enbridge, Inc. (Canada) (SOFR + 0.40%), 0.41%, 2/17/2023(c)	4,250	4,255
EnLink Midstream Partners LP Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(c)(g)(h)	1,490	1,123
ESC Co.
6.00%, 10/15/2024‡(d)	1,510	37
6.38%, 5/15/2025‡(d)	310	8
6.38%, 1/15/2026‡(d)	1,020	26
Genesis Energy LP 6.50%, 10/1/2025	55	55
Gulfport Energy Corp. 8.00%, 5/17/2026	834	901
MEG Energy Corp. (Canada) 6.50%, 1/15/2025(b)	607	627
MPLX LP (ICE LIBOR USD 3 Month + 1.10%), 1.29%, 9/9/2022(c)	4,060	4,062
Occidental Petroleum Corp.
(ICE LIBOR USD 3 Month + 1.45%), 1.61%, 8/15/2022(c)	18,325	18,189
2.70%, 8/15/2022	887	892
PBF Holding Co. LLC 6.00%, 2/15/2028	515	380
Range Resources Corp. 4.88%, 5/15/2025	1,195	1,216
SM Energy Co.
6.13%, 11/15/2022	1,069	1,063
5.63%, 6/1/2025	1,085	1,039
Southwestern Energy Co.
6.45%, 1/23/2025(f)	1,650	1,807
7.50%, 4/1/2026	1,463	1,546
Tallgrass Energy Partners LP 6.00%, 3/1/2027(b)	575	588
Williams Cos., Inc. (The) 7.88%, 9/1/2021	3,520	3,583

		43,821

Personal Products — 0.0%(a)
ESC SANCHEZ 8.88%, 3/15/2025‡(d)	3,888	—	(e)

Pharmaceuticals — 0.8%
Advanz Pharma Corp. Ltd. (Canada) 8.00%, 9/6/2024	1,573	1,604
AstraZeneca plc (United Kingdom) (ICE LIBOR USD 3 Month + 0.67%), 0.82%, 8/17/2023(c)	12,783	12,907
Bausch Health Americas, Inc.
9.25%, 4/1/2026(b)	2,805	3,029
8.50%, 1/31/2027(b)	2,408	2,580
Bausch Health Cos., Inc.
7.00%, 3/15/2024(b)	11,033	11,263
6.13%, 4/15/2025(b)	7,906	8,086
9.00%, 12/15/2025(b)	8,019	8,588
Bayer US Finance II LLC (Germany) (ICE LIBOR USD 3 Month + 0.63%), 0.83%, 6/25/2021(b)(c)	7,780	7,783
Bristol-Myers Squibb Co. (ICE LIBOR USD 3 Month + 0.38%), 0.54%, 5/16/2022(c)	3,216	3,228
Mallinckrodt International Finance SA
5.63%, 10/15/2023(b)(d)	790	486
5.50%, 4/15/2025(b)(d)	7,315	4,499
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(b)	2,465	2,514
Roche Holdings, Inc. (Switzerland) (SOFR + 0.24%), 0.25%, 3/5/2024(b)(c)	10,800	10,837
Zoetis, Inc. (ICE LIBOR USD 3 Month + 0.44%), 0.60%, 8/20/2021(c)	5,915	5,920

		83,324

Road & Rail — 0.1%
Hertz Corp. (The)
7.63%, 6/1/2022(b)(d)	1,267	1,386
5.50%, 10/15/2024(b)(d)	4,923	5,109
7.13%, 8/1/2026(b)(d)	1,035	1,105
6.00%, 1/15/2028(b)(d)	1,345	1,436

		9,036

Specialty Retail — 0.1%
Staples, Inc. 7.50%, 4/15/2026(b)	6,938	7,196

Technology Hardware, Storage & Peripherals — 0.3%
Hewlett Packard Enterprise Co. (ICE LIBOR USD 3 Month + 0.72%), 0.91%, 10/5/2021(c)	30,469	30,474

Tobacco — 0.2%
BAT Capital Corp. (United Kingdom) (ICE LIBOR USD 3 Month + 0.88%), 1.04%, 8/15/2022(c)	20,551	20,693

Trading Companies & Distributors — 0.1%
Aviation Capital Group LLC (ICE LIBOR USD 3 Month + 0.95%), 1.14%, 6/1/2021(b)(c)	8,020	8,020

Wireless Telecommunication Services — 0.3%
Sprint Corp.
7.25%, 9/15/2021	2,045	2,077
7.88%, 9/15/2023	4,188	4,745
7.63%, 2/15/2025	19,875	23,500

		30,322

TOTAL CORPORATE BONDS (Cost $3,225,373)		3,235,749

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ASSET-BACKED SECURITIES — 7.3%
ABFC Trust Series 2006-OPT2, Class A2, 0.23%, 10/25/2036‡(j)	16,539	15,823
Accredited Mortgage Loan Trust Series 2003-3, Class A1, 5.21%, 1/25/2034‡(f)	1,339	1,404
ACE Securities Corp. Home Equity Loan Trust
Series 2006-FM1, Class A2B, 0.18%, 7/25/2036‡(j)	27,670	10,204
Series 2006-FM1, Class A1A, 0.24%, 7/25/2036‡(j)	5,940	2,814
Series 2006-CW1, Class A2D, 0.61%, 7/25/2036‡(j)	10,946	9,936
Series 2007-HE3, Class A1, 0.53%, 1/25/2037‡(j)	13,855	4,687
Series 2007-WM2, Class A2B, 0.27%, 2/25/2037‡(j)	5,843	3,277
Series 2007-WM2, Class A2C, 0.37%, 2/25/2037‡(j)	5,435	3,083
Series 2007-WM2, Class A2D, 0.46%, 2/25/2037‡(j)	5,730	3,279
Series 2007-HE5, Class A1, 0.45%, 7/25/2037‡(j)	19,359	7,732
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2003-7, Class M1, 1.37%, 8/25/2033‡(j)	354	354
Bear Stearns Asset-Backed Securities Trust Series 2004-SD1, Class M2, 5.82%, 12/25/2042‡(f)	784	773
BNC Mortgage Loan Trust Series 2006-1, Class A4, 0.71%, 10/25/2036‡(j)	26,141	18,668
Carrington Mortgage Loan Trust
Series 2005-NC5, Class M1, 0.81%, 10/25/2035‡(j)	6,583	6,596
Series 2006-NC1, Class M2, 0.51%, 1/25/2036‡(j)	18,441	16,921
Series 2006-NC2, Class A3, 0.24%, 6/25/2036‡(j)	9,756	9,688
Centex Home Equity Loan Trust Series 2005-A, Class M2, 0.84%, 1/25/2035‡(j)	2,652	2,596
Citibank Credit Card Issuance Trust Series 2016-A3, Class A3, 0.60%, 12/7/2023(j)	9,605	9,629
Citigroup Mortgage Loan Trust Series 2007-AMC1, Class A1, 0.25%, 12/25/2036‡(b)(j)	8,026	5,365
Countrywide Asset-Backed Certificates
Series 2006-8, Class 2A3, 0.25%, 12/25/2035‡(j)	3,560	3,543
Series 2007-2, Class 2A3, 0.23%, 8/25/2037‡(j)	4,626	4,576
Series 2007-8, Class 2A3, 0.28%, 11/25/2037‡(j)	8,793	8,736
Credit-Based Asset Servicing & Securitization LLC Series 2006-CB8, Class A1, 0.37%, 10/25/2036‡(j)	9,428	8,882
CWABS Asset-Backed Certificates Trust
Series 2006-18, Class 2A2, 0.25%, 3/25/2037‡(j)	4,318	4,302
Series 2006-11, Class 3AV2, 0.25%, 9/25/2046‡(j)	3,639	3,585
CWABS, Inc. Asset-Backed Certificates Series 2004-1, Class M2, 0.92%, 3/25/2034‡(j)	403	401
Discover Card Execution Note Trust Series 2017-A1, Class A1, 0.59%, 7/15/2024(j)	8,864	8,891
FBR Securitization Trust
Series 2005-2, Class M2, 0.84%, 9/25/2035‡(j)	6,805	6,801
Series 2005-5, Class M1, 0.78%, 11/25/2035‡(j)	3,589	3,580
Fieldstone Mortgage Investment Trust Series 2006-2, Class 2A3, 0.63%, 7/25/2036‡(j)	3,108	1,984
First Franklin Mortgage Loan Trust
Series 2006-FF8, Class IA1, 0.37%, 7/25/2036‡(j)	7,371	7,298
Series 2006-FF12, Class A4, 0.23%, 9/25/2036‡(j)	416	414
Series 2006-FF14, Class A5, 0.25%, 10/25/2036‡(j)	14,702	14,482
Series 2006-FF13, Class A1, 0.33%, 10/25/2036‡(j)	12,107	9,599
FREED ABS Trust Series 2019-1, Class B, 3.87%, 6/18/2026‡(b)	1,641	1,654
Fremont Home Loan Trust
Series 2005-1, Class M4, 1.11%, 6/25/2035‡(j)	770	772
Series 2005-1, Class M6, 1.25%, 6/25/2035‡(j)	4,124	3,890
Series 2006-1, Class 1A1, 0.40%, 4/25/2036(j)	6,293	6,247
GSAA Home Equity Trust
Series 2005-9, Class M5, 1.07%, 8/25/2035‡(j)	3,878	3,737
Series 2006-1, Class A2, 0.53%, 1/25/2036‡(j)	4,283	1,710
Series 2006-19, Class A2, 0.45%, 12/25/2036‡(j)	3,635	1,403
Series 2007-4, Class A1, 0.19%, 3/25/2037‡(j)	1,116	452
Series 2007-2, Class AF4A, 5.98%, 3/25/2037‡(f)	6,728	2,656
Series 2007-5, Class 1AV1, 0.19%, 5/25/2037‡(j)	6,665	2,973
Series 2007-7, Class 1A2, 0.45%, 7/25/2037‡(j)	1,526	1,503

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
GSAMP Trust
Series 2005-NC1, Class M2, 1.19%, 2/25/2035‡(j)	6,210	5,902
Series 2005-WMC1, Class M1, 0.83%, 9/25/2035‡(j)	2,427	2,427
Series 2006-FM1, Class A1, 0.41%, 4/25/2036‡(j)	11,065	8,632
Series 2006-NC2, Class A1, 0.39%, 6/25/2036‡(j)	5,686	4,037
Series 2006-FM3, Class A1, 0.23%, 11/25/2036‡(j)	17,860	10,895
Series 2006-HE3, Class A2C, 0.41%, 5/25/2046(j)	5,851	5,822
Series 2007-HE1, Class A2C, 0.24%, 3/25/2047‡(j)	13,119	12,865
Home Equity Mortgage Loan Asset-Backed Trust Series 2006-C, Class 2A, 0.22%, 8/25/2036‡(j)	10,104	9,670
Home Equity Mortgage Loan Asset-Backed Trust SPMD Series 2004-B, Class M2, 1.22%, 11/25/2034‡(j)	706	705
HSI Asset Securitization Corp. Trust
Series 2006-OPT2, Class M5, 0.90%, 1/25/2036(j)	8,908	7,602
Series 2006-HE2, Class 2A3, 0.43%, 12/25/2036‡(j)	23,754	9,107
Series 2007-NC1, Class A2, 0.23%, 4/25/2037‡(j)	8,084	6,259
Series 2007-NC1, Class A3, 0.27%, 4/25/2037‡(j)	3,623	2,814
Series 2007-NC1, Class A4, 0.37%, 4/25/2037‡(j)	4,750	3,719
JPMorgan Mortgage Acquisition Trust Series 2007-CH3, Class A1A, 0.26%, 3/25/2037‡(j)	6,124	6,113
Long Beach Mortgage Loan Trust
Series 2004-3, Class M1, 0.95%, 7/25/2034‡(j)	777	768
Series 2005-WL2, Class M4, 1.01%, 8/25/2035‡(j)	12,201	11,851
Series 2006-WL1, Class 2A4, 0.77%, 1/25/2046‡(j)	1,952	1,948
Series 2006-2, Class 2A3, 0.47%, 3/25/2046‡(j)	42,012	20,194
MASTR Asset-Backed Securities Trust
Series 2005-WF1, Class M4, 0.98%, 6/25/2035(j)	5,706	5,703
Series 2006-HE4, Class A2, 0.31%, 11/25/2036‡(j)	5,629	2,559
Series 2006-HE4, Class A3, 0.39%, 11/25/2036‡(j)	7,218	3,311
Merrill Lynch First Franklin Mortgage Loan Trust
Series 2007-5, Class 1A, 0.94%, 10/25/2037‡(j)	27,270	21,480
Series 2007-H1, Class 1A1, 1.09%, 10/25/2037‡(j)	5,928	5,959
Merrill Lynch Mortgage Investors Trust
Series 2006-RM2, Class A1A, 0.46%, 5/25/2037‡(j)	12,888	5,115
Series 2006-MLN1, Class A2C, 0.26%, 7/25/2037‡(j)	27,187	14,593
Morgan Stanley ABS Capital I, Inc. Trust
Series 2005-HE3, Class M4, 1.07%, 7/25/2035‡(j)	684	694
Series 2007-HE1, Class A1, 0.23%, 11/25/2036‡(j)	5,224	4,049
Series 2007-HE2, Class A2B, 0.18%, 1/25/2037‡(j)	12,829	7,745
Series 2007-HE7, Class A2B, 1.09%, 7/25/2037‡(j)	2,575	2,552
Nationstar Home Equity Loan Trust
Series 2007-A, Class M3, 0.39%, 3/25/2037‡(j)	1,800	1,624
Series 2007-B, Class M1, 0.50%, 4/25/2037‡(j)	4,158	3,844
Series 2007-C, Class M1, 0.34%, 6/25/2037‡(j)	8,359	7,174
New Century Home Equity Loan Trust
Series 2003-5, Class AI7, 4.93%, 11/25/2033‡(j)	2	2
Series 2005-1, Class M6, 1.29%, 3/25/2035‡(j)	3,955	3,730
Series 2006-2, Class A2B, 0.25%, 8/25/2036‡(j)	8,031	7,935
Nomura Home Equity Loan, Inc. Home Equity Loan Trust Series 2006-HE1, Class M1, 0.71%, 2/25/2036‡(j)	1,118	1,114
NovaStar Mortgage Funding Trust
Series 2006-4, Class A2C, 0.24%, 9/25/2036‡(j)	11,541	6,735
Series 2006-4, Class A2D, 0.34%, 9/25/2036‡(j)	4,367	2,590
Series 2006-5, Class A2C, 0.26%, 11/25/2036‡(j)	8,980	3,873
Series 2007-1, Class A1A, 0.22%, 3/25/2037‡(j)	18,048	13,699
Onemain Financial Issuance Trust Series 2018-1A, Class D, 4.08%, 3/14/2029‡(b)	3,336	3,426
OneMain Financial Issuance Trust
Series 2018-1A, Class C, 3.77%, 3/14/2029‡(b)	6,713	6,904
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(b)	9,495	9,536
Series 2017-1A, Class A2, 0.90%, 9/14/2032(b)(j)	191	191
Series 2017-1A, Class C, 3.35%, 9/14/2032‡(b)	3,761	3,766
Series 2017-1A, Class D, 4.52%, 9/14/2032‡(b)	35,917	35,998
Option One Mortgage Loan Trust
Series 2004-3, Class M2, 0.95%, 11/25/2034‡(j)	586	580
Series 2005-1, Class M3, 0.99%, 2/25/2035‡(j)	2,870	2,568
Series 2005-3, Class M2, 0.83%, 8/25/2035(j)	1,597	1,595

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ownit Mortgage Loan Trust Series 2006-1, Class AV, 0.55%, 12/25/2035‡(j)	2,567	2,553
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2005-WHQ2, Class M2, 0.78%, 5/25/2035‡(j)	1,432	1,433
Series 2005-WHQ4, Class M1, 0.80%, 9/25/2035‡(j)	625	630
RAMP Trust
Series 2005-EFC6, Class M4, 0.98%, 11/25/2035‡(j)	2,540	2,397
Series 2006-NC1, Class M2, 0.69%, 1/25/2036(j)	9,831	8,949
RASC Trust
Series 2005-KS2, Class M1, 0.74%, 3/25/2035‡(j)	746	742
Series 2007-KS3, Class AI3, 0.34%, 4/25/2037‡(j)	1,440	1,434
Saxon Asset Securities Trust
Series 2002-3, Class AF6, 5.41%, 5/25/2031‡(f)	1,053	1,106
Series 2005-3, Class M4, 0.99%, 11/25/2035‡(j)	3,380	3,175
Series 2007-1, Class A2C, 0.24%, 1/25/2047‡(j)	3,127	3,101
Series 2007-3, Class 2A2, 0.41%, 9/25/2047‡(j)	173	173
Securitized Asset-Backed Receivables LLC Trust
Series 2006-FR4, Class A1, 0.23%, 8/25/2036‡(b)(j)	13,149	7,240
Series 2006-NC3, Class A1, 0.37%, 9/25/2036‡(j)	10,655	7,917
Series 2006-WM2, Class A2A, 0.41%, 9/25/2036(j)	20,590	18,333
Series 2007-HE1, Class A2B, 0.20%, 12/25/2036(j)	7,128	2,414
Series 2007-HE1, Class A2C, 0.25%, 12/25/2036‡(j)	18,108	6,209
Series 2007-HE1, Class A2D, 0.31%, 12/25/2036‡(j)	6,906	2,402
Series 2007-NC2, Class A2B, 0.23%, 1/25/2037‡(j)	3,537	3,155
Soundview Home Loan Trust
Series 2005-2, Class M5, 1.08%, 7/25/2035‡(j)	776	788
Series 2006-1, Class A4, 0.69%, 2/25/2036‡(j)	1,903	1,896
Series 2006-OPT1, Class 1A1, 0.27%, 3/25/2036‡(j)	11,047	10,946
Series 2006-OPT3, Class 1A1, 0.25%, 6/25/2036‡(j)	14,914	14,877
Series 2006-OPT4, Class 1A1, 0.39%, 6/25/2036‡(j)	10,852	10,754
Series 2006-EQ1, Class A3, 0.25%, 10/25/2036‡(j)	2,706	2,692
Series 2006-NLC1, Class A1, 0.15%, 11/25/2036‡(b)(j)	1,265	510
Series 2006-NLC1, Class A2, 0.21%, 11/25/2036‡(b)(j)	15,613	6,369
Series 2006-NLC1, Class A3, 0.26%, 11/25/2036‡(b)(j)	1,219	502
Series 2006-NLC1, Class A4, 0.33%, 11/25/2036‡(b)(j)	6,838	2,853
Series 2007-OPT3, Class 2A3, 0.27%, 8/25/2037‡(j)	4,427	4,324
Specialty Underwriting & Residential Finance Trust Series 2006-BC5, Class A1, 0.23%, 11/25/2037‡(j)	4,385	3,939
Springleaf Funding Trust
Series 2017-AA, Class B, 3.10%, 7/15/2030(b)	7,463	7,502
Series 2017-AA, Class C, 3.86%, 7/15/2030‡(b)	1,943	1,953
Structured Asset Investment Loan Trust
Series 2005-4, Class M3, 0.81%, 5/25/2035‡(j)	889	889
Series 2005-HE3, Class M2, 0.83%, 9/25/2035‡(j)	4,475	4,186
Series 2006-2, Class A3, 0.45%, 4/25/2036(j)	4,200	4,178
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-WF1, Class M6, 0.89%, 2/25/2036‡(j)	3,537	3,401
Series 2006-GEL4, Class M1, 0.66%, 10/25/2036‡(b)(j)	3,742	3,679
Series 2006-BC5, Class A4, 0.26%, 12/25/2036‡(j)	1,332	1,309
Series 2007-WF1, Class A4, 0.29%, 2/25/2037‡(j)	3,534	3,515
Terwin Mortgage Trust Series 2006-3, Class 2A2, 0.51%, 4/25/2037(b)(j)	3,195	3,138
Towd Point Mortgage Trust
Series 2015-3, Class A4B, 3.50%, 3/25/2054‡(b)(j)	2,778	2,831
Series 2019-HY2, Class A1, 1.09%, 5/25/2058‡(b)(j)	13,140	13,250

TOTAL ASSET-BACKED SECURITIES (Cost $747,920)		752,518

COLLATERALIZED MORTGAGE OBLIGATIONS — 5.3%
Adjustable Rate Mortgage Trust
Series 2005-5, Class 5A1, 2.68%, 9/25/2035(j)	3,030	2,669
Series 2005-10, Class 1A21, 2.88%, 1/25/2036(j)	509	480
Alternative Loan Trust
Series 2004-5CB, Class 2A1, 5.00%, 5/25/2019	67	69
Series 2005-20CB, Class 4A1, 5.25%, 7/25/2020	4	4

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	39	37
Series 2005-J11, Class 5A1, 5.50%, 11/25/2020	233	224
Series 2006-J3, Class 2A1, 4.75%, 12/25/2020	153	132
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	448	450
Series 2006-J2, Class A1, 0.59%, 4/25/2036(j)	2,709	1,111
Series 2006-24CB, Class A1, 6.00%, 8/25/2036	1,069	851
Series 2006-24CB, Class A23, 6.00%, 8/25/2036	1,926	1,533
Series 2006-25CB, Class A9, 6.00%, 10/25/2036	2,580	1,999
Series 2006-28CB, Class A17, 6.00%, 10/25/2036	471	342
Series 2006-31CB, Class A3, 6.00%, 11/25/2036	1,653	1,321
Series 2006-41CB, Class 2A17, 6.00%, 1/25/2037	366	287
Series 2007-5CB, Class 1A31, 5.50%, 4/25/2037	532	391
American Home Mortgage Assets Trust
Series 2007-4, Class A4, 0.38%, 8/25/2037(j)	4,878	4,616
Series 2006-2, Class 2A1, 0.47%, 9/25/2046(j)	1,118	1,082
Angel Oak Mortgage Trust Series 2020-1, Class B1, 3.76%, 12/25/2059‡(b)(j)	2,907	2,938
Angel Oak Mortgage Trust I LLC
Series 2018-2, Class A2, 3.78%, 7/27/2048(b)(j)	1,386	1,394
Series 2019-1, Class A2, 4.02%, 11/25/2048(b)(j)	3,057	3,097
Arroyo Mortgage Trust
Series 2018-1, Class A1, 3.76%, 4/25/2048(b)(j)	8,700	8,716
Series 2019-1, Class A2, 4.06%, 1/25/2049(b)(j)	7,031	7,185
Banc of America Funding Trust
Series 2005-1, Class 1A1, 5.50%, 2/25/2035	975	1,009
Series 2005-B, Class 3M1, 0.77%, 4/20/2035‡(j)	5,029	5,037
Series 2006-1, Class 2A1, 5.50%, 1/25/2036	265	262
Series 2006-D, Class 5A2, 2.65%, 5/20/2036(j)	547	533
Series 2014-R7, Class 1A1, 0.24%, 5/26/2036(b)(j)	4,018	3,922
Series 2014-R7, Class 2A1, 0.23%, 9/26/2036(b)(j)	1,018	989
Series 2015-R4, Class 5A1, 0.26%, 10/25/2036(b)(j)	8,372	8,241
Banc of America Mortgage Trust Series 2007-3, Class 1A1, 6.00%, 9/25/2037	1,852	1,870
Bear Stearns ARM Trust Series 2005-12, Class 22A1, 2.39%, 2/25/2036(j)	3,165	3,158
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class A1, 5.75%, 10/25/2034(f)	2,431	2,450
Chase Mortgage Finance Trust Series 2005-S1, Class 1A15, 6.00%, 5/25/2035	765	792
CHL Mortgage Pass-Through Trust
Series 2005-21, Class A2, 5.50%, 10/25/2035	337	277
Series 2006-15, Class A1, 6.25%, 10/25/2036	1,119	796
Series 2006-20, Class 1A36, 5.75%, 2/25/2037	453	320
Series 2007-5, Class A6, 0.44%, 5/25/2037(j)	1,261	607
Citicorp Mortgage Securities Trust Series 2007-5, Class 1A9, 6.00%, 6/25/2037	1,486	1,481
Citigroup Mortgage Loan Trust
Series 2014-10, Class 3A1, 0.51%, 7/25/2036(b)(j)	2,799	2,748
Series 2014-11, Class 4A1, 3.21%, 7/25/2036(b)(j)	1,929	1,870
Series 2014-12, Class 1A4, 0.36%, 8/25/2036(b)(j)	3,010	2,996
Series 2014-10, Class 1A1, 0.24%, 11/25/2036(b)(j)	2,460	2,345
Series 2014-10, Class 4A1, 0.28%, 2/25/2037(b)(j)	4,486	4,315
Series 2014-12, Class 2A4, 3.04%, 2/25/2037(b)(j)	733	734
Series 2014-C, Class A, 3.25%, 2/25/2054(b)(j)	892	894
COLT Mortgage Loan Trust Series 2020-1, Class A1, 2.49%, 2/25/2050(b)(j)	11,428	11,515
Connecticut Avenue Securities Trust
Series 2019-R01, Class 2M2, 2.54%, 7/25/2031‡(b)(j)	14,483	14,547
Series 2019-R02, Class 1M2, 2.39%, 8/25/2031‡(b)(j)	5,878	5,922
Series 2019-R03, Class 1M2, 2.24%, 9/25/2031(b)(j)	8,096	8,142
Series 2019-R04, Class 2M2, 2.19%, 6/25/2039‡(b)(j)	19,609	19,631
Series 2019-R04, Class 2B1, 5.34%, 6/25/2039(b)(j)	29,981	31,032
Series 2019-R05, Class 1M2, 2.09%, 7/25/2039‡(b)(j)	16,420	16,496
Series 2019-R06, Class 2M2, 2.19%, 9/25/2039‡(b)(j)	22,053	22,118
Series 2019-R06, Class 2B1, 3.84%, 9/25/2039(b)(j)	37,438	37,812

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-R07, Class 1M2, 2.19%, 10/25/2039‡(b)(j)	24,231	24,341
Series 2019-R07, Class 1B1, 3.49%, 10/25/2039(b)(j)	7,313	7,427
Series 2020-R01, Class 1M2, 2.14%, 1/25/2040‡(b)(j)	51,192	51,426
Series 2020-R02, Class 2B1, 3.09%, 1/25/2040(b)(j)	33,968	33,374
Series 2020-R01, Class 1B1, 3.34%, 1/25/2040(b)(j)	6,873	6,873
Credit Suisse First Boston Mortgage Securities Corp.
Series 2005-5, Class 1A1, 5.00%, 7/25/2020	16	16
Series 2005-7, Class 3A1, 5.00%, 8/25/2020	7	6
Series 2004-5, Class 4A1, 6.00%, 9/25/2034	824	863
Deephaven Residential Mortgage Trust
Series 2017-2A, Class A1, 2.45%, 6/25/2047(b)(j)	526	528
Series 2019-4A, Class B1, 3.99%, 10/25/2059(b)(j)	8,916	8,976
Deutsche Alt-A Securities Mortgage Loan Trust Series 2007-AR2, Class A1, 0.24%, 3/25/2037(j)	8,894	8,875
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
Series 2005-1, Class 2A1, 5.08%, 2/25/2020(j)	112	111
Series 2005-1, Class 1A1, 0.59%, 2/25/2035(j)	1,120	1,095
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M1, 0.84%, 2/25/2050(b)(j)	1,008	1,008
FHLMC STACR Trust
Series 2018-DNA2, Class M1, 0.89%, 12/25/2030‡(b)(j)	2,249	2,251
Series 2018-HQA2, Class M1, 0.84%, 10/25/2048(b)(j)	2,432	2,432
FNMA, Connecticut Avenue Securities Series 2018-C04, Class 2M2, 2.64%, 12/25/2030(j)	5,568	5,674
GCAT Trust
Series 2019-NQM3, Class A1, 2.69%, 11/25/2059(b)(j)	12,053	12,367
Series 2020-NQM1, Class A1, 2.25%, 1/25/2060(b)(f)	21,177	21,498
GSMSC Resecuritization Trust Series 2014-1R, Class 1A, 0.28%, 4/26/2037(b)(j)	548	540
GSR Mortgage Loan Trust
Series 2006-9F, Class 9A1, 6.00%, 8/25/2021	41	40
Series 2006-2F, Class 2A1, 5.75%, 2/25/2036	1,170	1,200
Series 2006-3F, Class 2A7, 5.75%, 3/25/2036	817	897
HarborView Mortgage Loan Trust
Series 2004-9, Class 2A, 3.31%, 12/19/2034(j)	396	349
Series 2006-9, Class 2A1A, 0.52%, 11/19/2036(j)	3,454	3,230
Series 2007-1, Class 2A1A, 0.23%, 3/19/2037(j)	20,681	19,055
HomeBanc Mortgage Trust Series 2005-4, Class A1, 0.63%, 10/25/2035(j)	3,018	3,019
Impac CMB Trust
Series 2004-6, Class 1A2, 0.87%, 10/25/2034(j)	744	754
Series 2005-1, Class 2A1, 0.60%, 4/25/2035(j)	6,568	6,557
JPMorgan Mortgage Trust Series 2005-S2, Class 4A3, 5.50%, 9/25/2020	606	525
JPMorgan Seasoned Mortgage Trust Series 2014-1, Class A2, 0.59%, 5/25/2033(b)(j)	6,155	6,127
Lehman Mortgage Trust Series 2006-4, Class 3A1, 5.00%, 8/25/2021	62	62
MASTR Alternative Loan Trust
Series 2004-7, Class 10A1, 6.00%, 6/25/2034	549	576
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	1,920	1,360
NACC Reperforming Loan REMIC Trust Series 2004-R1, Class A1, 6.50%, 3/25/2034(b)	1,128	1,134
Nomura Resecuritization Trust Series 2015-2R, Class 4A1, 0.31%, 12/26/2036(b)(j)	2,027	2,001
Prime Mortgage Trust Series 2005-2, Class 2A1, 6.29%, 10/25/2032(j)	902	922
RALI Trust
Series 2003-QS16, Class A1, 5.00%, 8/25/2018	106	39
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	43	45
Series 2006-QS18, Class 3A3, 5.75%, 12/25/2021	68	66
RBSSP Resecuritization Trust Series 2012-6, Class 10A2, 0.26%, 8/26/2036(b)(j)	3,783	3,737
Residential Asset Securitization Trust
Series 2004-A6, Class A1, 5.00%, 8/25/2019	3	3
Series 2006-R1, Class A2, 0.49%, 1/25/2046(j)	16,158	5,399
RFMSI Trust
Series 2005-SA2, Class 2A2, 2.95%, 6/25/2035(j)	1,099	1,103
Series 2006-S9, Class A1, 6.25%, 9/25/2036	1,967	1,936
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,446	1,381
Series 2006-SA4, Class 2A1, 4.70%, 11/25/2036(j)	997	973

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2006-S12, Class 3A9, 5.75%, 12/25/2036	1,713	1,704
Series 2007-S2, Class A4, 6.00%, 2/25/2037	578	549
Series 2007-SA4, Class 3A1, 4.27%, 10/25/2037(j)	9,341	7,928
Starwood Mortgage Residential Trust
Series 2018-IMC2, Class A2, 4.22%, 10/25/2048(b)(j)	4,380	4,451
Series 2019-1, Class A1, 2.94%, 6/25/2049(b)(j)	6,364	6,400
Series 2019-INV1, Class A3, 2.92%, 9/27/2049(b)(j)	2,280	2,314
Thornburg Mortgage Securities Trust Series 2002-4, Class 3A, 2.30%, 12/25/2042(j)	555	562
Toorak Mortgage Corp. Ltd.Series 2018-1, Class A1, 4.34%, 8/25/2021(b)(f)	1,817	1,820
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059(b)(j)	3,250	3,324
Series 2020-1, Class B1, 3.62%, 1/25/2060(b)(j)	1,998	2,034
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-7, Class 1A2, 0.54%, 9/25/2035(j)	687	588
Series 2005-8, Class 1A8, 5.50%, 10/25/2035	83	83

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $525,373)		539,717

LOAN ASSIGNMENTS — 5.0%(k)
Aerospace & Defense — 0.0%(a)
Spirit AeroSystems, Inc. Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.00%, 1/15/2025(c)	1,007	1,013
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 12/9/2025(c)	3,778	3,726

		4,739

Airlines — 0.0%(a)
JetBlue Airways Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.25%), 6.25%, 6/17/2024(c)	794	811

Auto Components — 0.1%
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 4/10/2028(c)	1,906	1,908
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(c)	1,862	1,856
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 10/1/2025(c)	985	969
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 1/31/2028(c)	2,189	2,188
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 5.25%, 5/11/2028(c)	790	792

		7,713

Beverages — 0.0%(a)
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/31/2028(c)	1,591	1,589

Building Products — 0.1%
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.38%, 7/31/2026(c)	1,360	1,362
American Bath Group LLC, 1st Lien Term Loan B1 (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/23/2027(c)	1,671	1,667
Forterra Finance LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/25/2023(c)	1,034	1,034
Summit Materials LLC, Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 11/21/2024(c)	2,357	2,349

		6,412

Capital Markets — 0.0%(a)
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 4/9/2027(c)	2,293	2,303

Chemicals — 0.1%
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.50%, 3/31/2027(c)	5,497	5,477
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 12/31/2027(c)	2,370	2,366
INEOS Enterprises Holdings Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 8/28/2026(c)	1,566	1,570
Momentive Performance Materials, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 5/15/2024(c)	1,990	1,977

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 5/26/2028(c)(l)	730	730
Starfruit US Holdco, 1st Lien Senior Secured Term Loan (Netherlands) (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 10/1/2025(c)	1,931	1,913
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 9/6/2024(c)	1,047	1,035

		15,068

Commercial Services & Supplies — 0.1%
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.25%, 5/12/2028(c)	2,160	2,165
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.35%, 10/30/2026(c)	1,450	1,452
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 2.75%, 3/10/2028(c)	1,481	1,473
Nielsen Holdings PLC, Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.11%, 3/6/2028(c)	1,535	1,539
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 1-Month + 2.75%; ICE LIBOR USD 3-Month + 2.75%), 3.50%, 9/23/2026(c)	5,402	5,397

		12,026

Communications Equipment — 0.1%
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/1/2026(c)	1,920	1,906
APi Group DE, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/1/2026(c)	497	495
CommScope, Inc., 1st Lien Term Loan B-2 (Netherlands) (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/6/2026(c)	5,443	5,417
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 7/2/2025(c)	384	377

		8,195

Construction & Engineering — 0.0%(a)
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.10%, 1/21/2028(c)	1,835	1,831
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 2.10%, 1/24/2027(c)	3,009	2,979

		4,810

Containers & Packaging — 0.2%
Altium Packaging LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 2/3/2028(c)	2,875	2,855
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 2 Month + 3.25%), 3.39%, 4/3/2024(c)	12,013	11,704
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 8/4/2027(c)	2,183	2,181
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 7/1/2026(c)	1,518	1,513
Reynolds Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/5/2026(c)	2,294	2,274
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 2/5/2023(c)	1,809	1,805

		22,332

Diversified Consumer Services — 0.1%
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.45%, 5/13/2027(c)	2,298	2,298
Diamond Sports Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 8/24/2026(c)	1,084	776
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 3.94%, 8/3/2026(c)	1,122	1,123
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 4/3/2028(c)	1,260	1,251
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 3/4/2028(c)	1,900	1,896
St. George’s University Scholastic Services LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.35%, 7/17/2025(c)	3,074	3,056

		10,400

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Diversified Financial Services — 0.1%
Greeneden U.S. Holdings I LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/1/2027(c)	3,214	3,219
MultiPlan, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 6/7/2023(c)(l)	1,745	1,742
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 3/21/2025(c)	873	857
Sabre Holdings Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 12/17/2027(c)	556	558

		6,376

Diversified Telecommunication Services — 0.2%
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.34%, 3/15/2027(c)	3,444	3,411
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(c)	5,522	5,515
Intelsat Jackson Holding, 1st Lien DIP Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.50%, 7/13/2022(c)	1,874	1,883
Intelsat Jackson Holdings, 1st Lien Term Loan (Luxembourg) (1-MONTH PRIME + 4.75%), 8.00%, 11/27/2023(c)	6,340	6,433
Iridium Communications, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 11/4/2026(c)	2,040	2,045
MetroNet Systems Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 5/26/2028(c)(l)	1,480	1,480
Numericable US LLC, 1st Lien Term Loan B (France) (ICE LIBOR USD 3 Month + 3.69%), 3.87%, 1/31/2026(c)	2,101	2,087

		22,854

Electric Utilities — 0.1%
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.50%, 12/10/2027(c)	2,665	2,666
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 3.70%, 2/16/2026(c)	2,239	2,217
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.75%, 12/15/2027(c)	2,512	2,514
PG&E Corp., Exit Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.50%, 6/23/2025(c)	2,533	2,510

		9,907

Electrical Equipment — 0.1%
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 3.25%, 8/1/2025(c)	4,482	4,451
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.86%, 3/2/2027(c)	4,708	4,687

		9,138

Electronic Equipment, Instruments & Components — 0.0%(a)
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.00%, 3/30/2028(c)(l)	1,500	1,501

Entertainment — 0.1%
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.86%, 3/1/2025(c)	2,120	2,111
Cineworld Finance US, Inc., 1st Lien Term Loan B (United Kingdom)
(3-MONTH FIXED LIBOR + 7.00%), 15.25%, 5/23/2024(c)	207	260
(ICE LIBOR USD 3 Month + 2.50%), 3.50%, 2/28/2025(c)	1,739	1,507
Delta 2 SARL, 1st Lien Term Loan B (United Kingdom) (ICE LIBOR USD 1 Month + 2.50%), 3.50%, 2/1/2024(c)	1,765	1,753
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 2.22%, 1/20/2028(c)	3,178	3,157

		8,788

Equity Real Estate Investment Trusts (REITs) — 0.0%(a)
VICI Properties 1 LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 12/20/2024(c)	3,250	3,218

Food & Staples Retailing — 0.1%
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 4/1/2024‡(c)	541	565
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 10/1/2024(c)	4,407	3,835
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 10/22/2025(c)	1,319	1,321
Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 1/20/2028(c)	1,277	1,275

		6,996

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Food Products — 0.2%
Atkins Nutritionals, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/7/2024(c)	1,626	1,631
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 10/10/2026(c)	1,535	1,533
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(c)	11,961	11,948
Hearthside Group Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.69%), 3.78%, 5/23/2025(c)	1,318	1,310
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 5/1/2026(c)	1,571	1,567
Shearer’s Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 9/23/2027(c)	1,114	1,115

		19,104

Health Care Equipment & Supplies — 0.0%(a)
Avantor Funding, Inc., Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.25%, 11/8/2027(c)	3,038	3,045
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 5/4/2028(c)(l)	1,720	1,720

		4,765

Health Care Providers & Services — 0.5%
Air Medical Group Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 10/2/2025(c)	1,486	1,492
Air Medical Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 5.25%, 3/14/2025(c)	9,799	9,824
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 4.34%, 8/31/2026(c)	1,981	1,976
DaVita, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 8/12/2026(c)	3,019	3,004
Envision Healthcare Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 10/10/2025(c)	11,339	9,656
Lifepoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 11/16/2025(c)	1,558	1,557
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 3/31/2027(c)	1,140	1,134
PCI Pharma Services, Inc., 1st Lien Term Loan (ICE LIBOR USD 1-Month + 3.50%; ICE LIBOR USD 3-Month + 3.50%), 4.25%, 11/30/2027(c)	1,465	1,467
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 2/14/2025(c)	1,318	1,318
Sound Inpatient Physicians Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 6/27/2025(c)	1,980	1,970
Sound Inpatient Physicians Holdings LLC, 2nd Lien Term Loan (ICE LIBOR USD 1 Month + 6.75%), 6.84%, 6/26/2026(c)	537	536
Tennessee Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 2/6/2024(c)	1,706	1,642
U.S. Renal Care, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 5.13%, 6/26/2026(c)	4,367	4,340
WIRB-Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 1/8/2027(c)	4,333	4,353

		44,269

Hotels, Restaurants & Leisure — 0.3%
1011778 BC ULC, 1st Lien Term Loan B (Canada) (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 11/19/2026(c)	1,564	1,539
Caesars Resort Collection LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 12/23/2024(c)	2,086	2,069
CCM Merger, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 11/4/2025(c)	1,405	1,406
CityCenter Holdings LLC, Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/18/2024(c)	3,023	2,998
Enterprise Development Authority (The), 1st lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/28/2028(c)	1,915	1,917

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Golden Nugget, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 3.25%, 10/4/2023(c)	1,193	1,183
IRB Holding Corp., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 2.75%), 3.75%, 2/5/2025(c)	3,217	3,202
(ICE LIBOR USD 3 Month + 3.25%), 4.25%, 12/15/2027(c)	903	902
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 8/14/2024(c)	4,659	4,611
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 3.00%), 3.75%, 4/29/2026(c)	8,628	8,614
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.85%, 7/31/2026(c)	739	735
Zaxby’s Operating Co., LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/28/2027(c)	720	720

		29,896

Household Durables — 0.0%(a)
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 4.25%), 4.75%, 12/31/2027(c)	1,260	1,255
MI Windows and Doors, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.50%, 12/18/2027(c)	449	450

		1,705

Household Products — 0.0%(a)
Reynolds Consumer Products, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 2/4/2027(c)	2,676	2,663

Independent Power and Renewable Electricity Producers — 0.1%
Calpine Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.60%, 12/16/2027(c)	3,099	3,082
Invenergy LLC, Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 8/28/2025(c)	2,917	2,910

		5,992

Insurance — 0.1%
Alliant Holdings I, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 5/9/2025(c)	2,445	2,422
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 7/31/2027(c)	355	353
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 5.34%, 1/31/2028(c)	535	541
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 11/3/2024(c)	2,994	2,980
HUB International Ltd., 1st Lien Term Loan B (ICE LIBOR USD 2-Month + 2.75%; ICE LIBOR USD 3-Month + 2.75%), 2.93%, 4/25/2025(c)	2,416	2,392
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.20%, 5/16/2024(c)	2,435	2,415

		11,103

Internet & Direct Marketing Retail — 0.1%
Getty Images, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.50%), 4.63%, 2/19/2026(c)	1,910	1,905
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 10/10/2025(c)	3,464	3,455
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(c)	2,290	2,298

		7,658

IT Services — 0.1%
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 12/6/2027(c)	1,905	1,899
Virtusa Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.00%, 2/11/2028(c)	450	452
Zayo Group LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 3/9/2027(c)	4,169	4,136

		6,487

Leisure Products — 0.1%
Bombardier Recreational Products, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 2.09%, 5/24/2027(c)	1,586	1,567
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(c)(d)	3,179	1,303
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(c)(d)	10,206	—	(e)
Hercules Achievement, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.50%, 12/16/2024(c)	951	923

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Serta Simmons Bedding LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.50%), 8.50%, 8/10/2023(c)	728	694
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(c)	3,407	3,364

		7,851

Life Sciences Tools & Services — 0.0%(a)
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 2-Month + 3.25%; ICE LIBOR USD 3-Month + 3.25%), 4.25%, 8/30/2024(c)	2,821	2,823

Machinery — 0.2%
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 4.25%, 10/8/2027(c)	2,684	2,689
Club Car, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 5/12/2028(c)(l)	754	755
Gardner Denver Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 2.84%, 3/1/2027(c)	536	536
Hillman Group, Inc. (The), Initial Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 5/30/2025(c)	2,668	2,660
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 5.25%, 3/17/2027(c)	2,442	2,435
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 3.27%, 3/28/2025(c)	12,001	11,765

		20,840

Media — 0.5%
Altice Financing SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 2.95%, 1/31/2026(c)	2,971	2,924
CBS Radio, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.59%, 11/18/2024(c)	1,545	1,526
Charter Communications Operating LLC, 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 1.75%), 1.85%, 2/1/2027(c)	10,559	10,497
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2-Month + 3.50%; ICE LIBOR USD 3-Month + 3.50%), 3.69%, 8/21/2026(c)	8,675	8,392
E.W. Scripps Co., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.00%), 3.75%, 1/7/2028(c)	1,449	1,450
iHeartCommunications, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 5/1/2026(c)	4,393	4,345
iHeartCommunications, Inc., Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.75%, 5/1/2026(c)	711	712
Meredith Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 2.50%), 2.59%, 1/31/2025(c)	3,592	3,577
(ICE LIBOR USD 3 Month + 4.25%), 5.25%, 1/31/2025(c)	814	831
MidContinent Communications, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 8/15/2026(c)	1,065	1,064
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 2.10%, 10/4/2023(c)	1,276	1,275
Sinclair Broadcast Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.35%, 1/3/2024(c)	431	428

		37,021

Metals & Mining — 0.0%(a)
Thyssenkrupp Elevator, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 4.25%), 4.48%, 6/30/2027(c)	1,657	1,662

Oil, Gas & Consumable Fuels — 0.1%
Buckeye Partners, LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 2.36%, 11/1/2026(c)	3,267	3,248
CITGO Holding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 8.00%, 8/1/2023(c)	680	673
Epic Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 5.14%, 3/2/2026(c)	6,972	5,041
Oryx Midstream Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 5/22/2026(c)	1,276	1,260

		10,222

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Paper & Forest Products — 0.0%(a)
Asplundh Tree Expert LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 9/7/2027(c)	2,502	2,496

Personal Products — 0.1%
Conair Holdings LLC , 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.75%), 2.13%, 5/17/2028(c)(l)	601	604
Nestle Skin Health, Term Loan B (Luxembourg) (ICE LIBOR USD 3 Month + 3.75%), 4.50%, 10/1/2026(c)	7,899	7,921

		8,525

Pharmaceuticals — 0.4%
Clover Merger Sub, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 9/26/2024(c)	3,142	3,137
Concordia Healthcare Corp., Initial Dollar Term Loan (Canada) (1 Week LIBOR + 5.50%), 6.50%, 9/6/2024(c)	4,897	4,866
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 1.86%, 8/1/2027(c)	6,020	5,977
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 4.00%, 5/5/2028(c)(l)	2,100	2,109
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.09%, 6/2/2025(c)	18,285	18,208

		34,297

Professional Services — 0.0%(a)
Dun & Bradstreet Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/6/2026(c)	2,602	2,593

Road & Rail — 0.0%(a)
Genesee & Wyoming, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 2.20%, 12/30/2026(c)	4,257	4,237

Software — 0.3%
Ascend Learning LLC, Term Loan B
(ICE LIBOR USD 1 Month + 3.00%), 4.00%, 7/12/2024(c)	4,595	4,588
(ICE LIBOR USD 1 Month + 3.75%), 4.75%, 7/12/2024(c)	267	268
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.00%, 10/30/2026(c)	2,194	2,196
Cloudera, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 3.25%, 12/22/2027(c)	2,164	2,161
Cornerstone OnDemand, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 4/22/2027(c)	1,691	1,691
DigiCert Buyer, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 7.00%), 7.09%, 2/19/2029(c)	445	447
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 4.25%, 7/1/2024(c)	1,273	1,276
Informatica LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.34%, 2/25/2027(c)	3,418	3,397
ION Corporates, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 3.93%, 3/11/2028(c)	1,180	1,180
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 4.85%, 8/31/2027(c)	2,199	2,199
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 10/1/2027(c)	1,492	1,496
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 3.59%, 6/1/2026(c)	2,029	2,014
Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 4.10%, 4/26/2024(c)	1,437	1,437
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 4/24/2028(c)	1,490	1,488
SonicWall, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 7.50%), 7.65%, 5/18/2026(c)	700	656
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(c)	1,065	1,052
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 1.84%, 4/16/2025(c)	804	794
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 3.75%, 3/24/2028(c)	1,300	1,296
Ultimate Software Group, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 5/4/2026(c)	4,219	4,225

		33,861

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Specialty Retail — 0.3%
AppleCaramel Buyer LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 10/19/2027(c)	1,716	1,718
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 6.59%, 12/18/2026(c)(m)	8,752	8,333
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.50%, 4/30/2028(c)	1,450	1,437
DigiCert, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.00%), 4.09%, 10/16/2026(c)	608	608
Leslie’s Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 3.25%, 3/9/2028(c)(l)	1,670	1,663
Park River Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 12/28/2027(c)	1,614	1,603
Petco Health and Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.00%, 3/3/2028(c)	2,135	2,133
Pure Fishing, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 4.59%, 12/22/2025(c)	13,370	13,064
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 5.18%, 4/16/2026(c)	3,699	3,607

		34,166

Technology Hardware, Storage & Peripherals — 0.1%
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 3.84%, 12/22/2025(c)	3,022	2,993
Quest Software US Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.25%), 4.44%, 5/16/2025(c)	3,223	3,224
Quest Software US Holdings, Inc., 2nd Lien Term Loan (ICE LIBOR USD 3 Month + 8.25%), 8.44%, 5/18/2026(c)	1,104	1,100

		7,317

Textiles, Apparel & Luxury Goods — 0.0%(a)
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 4/27/2028(c)(l)	1,815	1,813

Wireless Telecommunication Services — 0.0%(a)
CCI Buyer, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 4.75%, 12/17/2027(c)	2,204	2,206

TOTAL LOAN ASSIGNMENTS (Cost $507,226)		510,748

MORTGAGE-BACKED SECURITIES — 2.4%
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.00%, 6/25/2051(n) (Cost $251,131)	248,821	251,295

	Shares (000)
COMMON STOCKS — 0.7%
Auto Components — 0.0%(a)
Reminco LLC*‡	136	164

Chemicals — 0.1%
Reichhold , Inc.*‡	9	13,326

Commercial Services & Supplies — 0.0%(a)
Remington LLC*‡	10,415	—	(e)

Communications Equipment — 0.0%(a)
Aspect Software, Inc., Class CR1*‡	275	—	(e)
Aspect Software, Inc., Class CR2*‡	111	—	(e)
Goodman Networks, Inc.*‡	213	—	(e)

		—	(e)

Diversified Telecommunication Services — 0.0%(a)
Frontier Communications Parent, Inc.*	158	3,949

Energy Equipment & Services — 0.0%(a)
Telford Offshore Holdings Ltd. (Cayman Islands)*‡	204	—	(e)

Equity Real Estate Investment Trusts (REITs) — 0.1%
VICI Properties, Inc.	187	5,824

Food & Staples Retailing — 0.0%(a)
Moran Foods Backstop Equity*‡	173	992

Health Care Providers & Services — 0.0%(a)
Intl Oncology Care, Inc.*‡	158	1,774

Independent Power and Renewable Electricity Producers — 0.0%(a)
Vistra Common Equity*	9	152

Internet & Direct Marketing Retail — 0.1%
MYT Holding Co.*‡	1,412	7,591

Media — 0.1%
Clear Channel Outdoor Holdings, Inc.*	711	1,700
iHeartMedia, Inc., Class A*	301	6,977

		8,677

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Multiline Retail — 0.0%(a)
Neiman Marcus Group Restricted Equity*	5	600

Oil, Gas & Consumable Fuels — 0.2%
Battalion Oil Corp.*	19	238
California Resources Corp.*	257	7,442
Chesapeake Energy Corp.	2	117
EP Energy Corp.*	106	8,967
Gulfport Energy Corp.*	31	1,957
Nine Point Energy Holdings, Inc.*‡	10,112	101
Oasis Petroleum, Inc.	34	2,995
Whiting Petroleum Corp.*	14	626

		22,443

Professional Services — 0.1%
NMG, Inc.*	47	5,389

Specialty Retail — 0.0%(a)
Claire’s Stores, Inc.*‡	6	1,317

TOTAL COMMON STOCKS (Cost $41,547)		72,198

	Principal Amount ($000)
COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.4%
Harvest Commercial Capital Loan Trust Series 2019-1, Class M4, 4.64%, 9/25/2046‡(b)(j)	3,555	3,240
Lehman Brothers Small Balance Commercial Mortgage Trust Series 2007-2A, Class 1A3, 0.36%, 6/25/2037(b)(j)	669	666
Velocity Commercial Capital Loan Trust
Series 2014-1, Class M6, 8.00%, 9/25/2044‡(b)(j)	209	209
Series 2015-1, Class M5, 7.20%, 6/25/2045‡(b)(j)	1,719	1,749
Series 2016-1, Class M3, 6.81%, 4/25/2046‡(b)(j)	2,374	2,366
Series 2016-1, Class M5, 8.65%, 4/25/2046‡(b)(j)	5,151	5,317
Series 2016-1, Class M7, 8.65%, 4/25/2046‡(b)(j)	4,748	4,705
Series 2016-2, Class M3, 5.50%, 10/25/2046‡(j)	1,254	1,263
Series 2016-2, Class M4, 7.23%, 10/25/2046‡(j)	1,774	1,808
Series 2017-1, Class M3, 5.35%, 5/25/2047‡(b)(j)	2,802	2,877
Series 2017-1, Class M4, 6.40%, 5/25/2047‡(b)(j)	3,231	3,313
Series 2017-1, Class M5, 7.95%, 5/25/2047‡(b)(j)	2,039	2,095
Series 2017-2, Class M4, 5.00%, 11/25/2047‡(b)(j)	2,583	2,585
Series 2018-1, Class M3, 4.41%, 4/25/2048‡(b)	974	1,006
Series 2018-1, Class M4, 5.01%, 4/25/2048‡(b)	684	699
Series 2018-1, Class M5, 6.26%, 4/25/2048‡(b)	431	442
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(b)(j)	1,409	1,471
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(b)(j)	1,358	1,402
Series 2018-2, Class M4, 5.32%, 10/26/2048‡(b)(j)	3,421	3,530
Series 2019-2, Class M1, 3.26%, 7/25/2049‡(b)(j)	2,950	3,010

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $44,327)		43,753

FOREIGN GOVERNMENT SECURITIES — 0.3%
Export-Import Bank of Korea (South Korea)
(ICE LIBOR USD 3 Month + 0.58%), 0.76%, 6/1/2021(c)	15,470	15,472
(ICE LIBOR USD 3 Month + 0.53%), 0.73%, 6/25/2022(c)	12,660	12,694

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $28,130)		28,166

PRIVATE PLACEMENTS — 0.2%
Private Placements — 0.2%
8995 Collins LLC (ICE LIBOR USD 1 Month + 7.50%), 0.00%, 6/4/2024‡(c)(Cost $30,600)	30,600	23,155

	Shares (000)
CONVERTIBLE PREFERRED STOCKS — 0.1%
Specialty Retail — 0.1%
Claire’s Stores, Inc. *‡(Cost $1,538)	4	9,081

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
PREFERRED STOCKS — 0.0%(a)
Banks — 0.0%(a)
GMAC Capital Trust I Series 2, (ICE LIBOR USD 3 Month + 5.79%), 5.94%, 2/15/2040 ($25 par value)(c)	72		1,832

Communications Equipment — 0.0%(a)
Goodman Networks, Inc.*‡	253		3

Internet & Direct Marketing Retail — 0.0%(a)
MYT Holding LLC Series A, 10.00%, 6/6/2029‡	2,436		2,455

Oil, Gas & Consumable Fuels — 0.0%(a)
Gulfport Energy Corp. ‡	—	(e)	696

TOTAL PREFERRED STOCKS (Cost $5,501)			4,986

	Principal Amount ($000)
CONVERTIBLE BONDS — 0.0%(a)
Media — 0.0%(a)
DISH Network Corp. 3.38%, 8/15/2026 (Cost $991)	1,190		1,228

	No. of Rights (000)
RIGHTS — 0.0%(a)
Independent Power and Renewable Electricity Producers — 0.0%(a)
Vistra Corp., expiring 12/31/2049*‡ (Cost $ —)	694		816

	No. of Warrants (000)
WARRANTS — 0.0%(a)
Diversified Telecommunication Services — 0.0%(a)
Windstream Holdings, Inc. expiring 12/31/2049, price 10.75 USD*‡	—	(e)	6

Entertainment — 0.0%(a)
Cineworld Group expiring 12/31/2049, price 4149.00 GBP (United Kingdom)*	67		48

Media — 0.0%(a)
Nmg Research Ltd. expiring 9/24/2027, price 1.00 USD (United Kingdom)*‡	34		468

Oil, Gas & Consumable Fuels — 0.0%(a)
Chesapeake Energy Corp. expiring 2/9/2026, price 36.18 USD*	4		92

TOTAL WARRANTS (Cost $ —)			614

	Shares (000)
CLOSED END FUNDS — 0.0%(a)
Invesco Senior Income Trust (Cost $ —)	—	(e)	—	(e)

	Principal Amount ($000)
SHORT-TERM INVESTMENTS — 49.5%
CERTIFICATES OF DEPOSIT — 2.2%
Landesbank Hessen-Thueringen Girozentrale (Germany) 0.04%, 6/28/2021	20,000		20,000
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.29%, 7/2/2021	125,000		125,026
0.21%, 9/16/2021	75,000		75,021

TOTAL CERTIFICATES OF DEPOSIT (Cost $220,012)			220,047

COMMERCIAL PAPER — 4.6%
Australia & New Zealand Banking Group Ltd. (Australia) 0.26%, 6/15/2021(b)(o)	220,000		219,991
CDP Financial, Inc. (Canada)
0.11%, 6/23/2021(b)(o)	5,000		5,000
0.14%, 9/9/2021(b)(o)	30,500		30,493
Fairway Finance Corp. 0.26%, 7/9/2021(b)(o)	70,000		69,991
Federation des Caisses Desjardins du Quebec (Canada) 0.17%, 9/21/2021(b)(o)	50,000		49,981
Hydro-Quebec (Canada) 0.11%, 12/15/2021(b)(o)	30,000		29,981
LMA-Americas LLC 0.15%, 8/2/2021(b)(o)	20,500		20,496
Victory Receivables Corp. 0.07%, 8/25/2021(b)(o)	40,000		39,990

TOTAL COMMERCIAL PAPER (Cost $465,890)			465,923

	Shares (000)
INVESTMENT COMPANIES — 42.1%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(p)(q) (Cost $4,311,671)	4,311,671		4,311,671

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
REPURCHASE AGREEMENTS — 0.6%
Bofa Securities, Inc., 0.46%, dated 5/28/2021, due 8/16/2021, repurchase price $65,066, collateralized by Sovereign Government Securities, 6.13% - 6.35%, due 1/18/2041 - 2/12/2048, with the value of $70,200. (Cost $65,000)	65,000	65,000

U.S. TREASURY OBLIGATIONS — 0.0%(a)
U.S. Treasury Bills 0.01%, 7/15/2021(o)(r)(Cost $3,020)	3,020	3,020

TOTAL SHORT-TERM INVESTMENTS (Cost $5,065,593)		5,065,661

Total Investments — 102.7% (Cost $10,475,250)		10,539,685
Liabilities in Excess of Other Assets — (2.7)%		(279,646)

Net Assets — 100.0%		10,260,039

Percentages indicated are based on net assets.

TBA Short Commitment

SECURITY DESCRIPTION	PRINCIPAL AMOUNT($)	VALUE ($)
FNMA/FHLMC UMBS, Single Family, 15 Year
TBA, 2.00%, 6/25/2036(n)	(248,821)	(257,054)

(Proceeds received of $256,866)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
ABS	Asset-Backed Securities
BSBY	Bloomberg Short Term Bank Yield Index
DIP	Debtor-in-Possession
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
REMIC	Real Estate Mortgage Investment Conduit
SCA	Limited partnership with share capital
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

(a)	Amount rounds to less than 0.1% of net assets.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2021.
(d)	Defaulted security.
(e)	Amount rounds to less than one thousand.
(f)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2021.
(g)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of May 31, 2021.
(h)	Security is an interest bearing note with preferred security characteristics.
(i)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2021.
(k)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(l)	All or a portion of this security is unsettled as of May 31, 2021. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(m)	Fund is subject to legal or contractual restrictions on the resale of the security.
(n)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(o)	The rate shown is the effective yield as of May 31, 2021.
(p)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(q)	The rate shown is the current yield as of May 31, 2021.
(r)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Futures contracts outstanding as of May 31, 2021 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 10 Year Note	829	09/2021	USD	109,298	(138)

Short Contracts
U.S. Treasury 5 Year Note	(30)	09/2021	USD	(3,715)	(3)
U.S. Treasury 10 Year Note	(381)	09/2021	USD	(50,232)	(81)

					(84)

					(222)

Abbreviations
USD	United States Dollar

Forward foreign currency exchange contracts outstanding as of May 31, 2021 (amounts in thousands):

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR 10,040	USD 12,140	HSBC Bank, NA	7/28/2021	117

Net unrealized appreciation				117

Abbreviations
EUR	Euro
USD	United States Dollar

Over-the-Counter (“OTC”) Credit default swap contracts outstanding - buy protection(a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Counterparty	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.27	USD 14,170	2,771	(2,607)	164
ABX.HE.AAA.06-2	0.11	Monthly	Bank of America NA	5/25/2046	0.27	USD 6,970	1,310	(1,229)	81
ABX.HE.AAA.06-2	0.11	Monthly	Barclays Bank plc	5/25/2046	0.27	USD 13,370	3,973	(3,819)	154
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.27	USD 6,600	1,840	(1,764)	76
ABX.HE.AAA.06-2	0.11	Monthly	Credit Suisse International	5/25/2046	0.27	USD 13,380	3,404	(3,249)	155
CMBX.NA.A.6	2.00	Monthly	Barclays Bank plc	5/11/2063	2.45	USD 7,270	(117)	758	641
CMBX.NA.A.6	2.00	Monthly	Citibank, NA	5/11/2063	2.45	USD 7,000	(56)	673	617
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.45	USD 7,230	(109)	746	637
CMBX.NA.A.6	2.00	Monthly	Goldman Sachs International	5/11/2063	2.45	USD 7,220	(128)	764	636
CMBX.NA.A.6	2.00	Monthly	Morgan Stanley	5/11/2063	2.45	USD 7,260	(112)	752	640
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.12	USD 6,900	5,854	(5,853)	1
CMBX.NA.BBB-.4	5.00	Monthly	Citibank, NA	2/17/2051	46.12	USD 10,550	8,434	(8,432)	2

							27,064	(23,260)	3,804

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Centrally Cleared Credit default swap contracts outstanding - buy protection(a) as of May 31, 2021 (amounts in thousands):

Reference Obligation/Index	Financing Rate Paid by the Fund (%)	Payment Frequency	Maturity Date	Implied Credit Spread (%)(b)	Notional Amount(c)	Upfront Payments (Receipts) ($)(d)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX.NA.EM.35-V1	1.00	Quarterly	6/20/2026	1.60	USD 129,150	5,285	(1,793)	3,492

CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.87	USD 20,600	(1,776)	(427)	(2,203)
CDX.NA.HY.36-V1	5.00	Quarterly	6/20/2026	2.87	USD 20,200	(1,744)	(415)	(2,159)
CDX.NA.IG.34-V1	1.00	Quarterly	6/20/2025	0.52	USD 82,800	(88)	(1,683)	(1,771)
CDX.NA.IG.36-V1	1.00	Quarterly	6/20/2026	0.51	USD 101,800	(2,448)	(239)	(2,687)
iTraxx.Europe.Main.35-V1	1.00	Quarterly	6/20/2026	0.50	EUR 347,600	(9,530)	(2,046)	(11,576)

						(15,586)	(4,810)	(20,396)

						(10,301)	(6,603)	(16,904)

(a)	The Fund, as a buyer of credit protection, is generally obligated to make periodic payments and may also pay or receive an upfront premium to or from the protection seller, in exchange for the right to receive a contingent payment, upon occurrence of a credit event with respect to an underlying reference obligation, as defined under the terms of individual swap contracts.
(b)	Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e. make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indices are linked to the weighted average spread across the underlying reference obligations included in a particular index.
(c)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay and a buyer of credit protection would receive, upon occurrence of a credit event.
(d)	Upfront payments and receipts generally represent premiums paid or received at the initiation of the agreement to compensate the differences between the stated terms of the swap agreement and current market conditions (credit spreads, interest rates and other relevant factors).

OTC Total return swap contracts outstanding as of May 31, 2021 (amounts in thousands):

Reference Entity	Payments Made by Fund	Payments Received by Fund	Frequency of Payments Made/ Received	Counterparty	Maturity Date	Notional Amount	Upfront Payments (Receipts) ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Bank of America NA	1/12/2042	USD 73,590	(283)	282	(1)
IOS Index 4.00% 30 year Fannie Mae Pools (2011)	4.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2042	USD 71,780	(50)	50	— (a)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Citibank, NA	1/12/2041	USD 93,720	(312)	306	(6)
IOS Index 5.00% 30 year Fannie Mae Pools (2010)	5.00% and increases in total return of index	1 month USD LIBOR and decreases in total return of index	Monthly	Credit Suisse International	1/12/2041	USD 109,972	(206)	198	(8)

							(851)	836	(15)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations
ABX	Asset-Backed Securities Index
CDX	Credit Default Swap Index
CMBX	Commercial Mortgage-Backed Securities Index
EUR	Euro
LIBOR	London Interbank Offered Rate
USD	United States Dollar

(a)	Amount rounds to less than one thousand.

Summary of total OTC swap contracts outstanding as of May 31, 2021 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC Credit default swap contracts outstanding - buy protection	27,064	3,804

Liabilities
OTC Total return swap contracts outstanding	(851)	(15)

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2021.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices		Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities	$—		$90,194	$662,324		$752,518
Closed End Funds	—	(a)	—	—		—	(a)
Collateralized Mortgage Obligations	—		375,010	164,707		539,717
Commercial Mortgage-Backed Securities	—		666	43,087		43,753
Common Stocks
Auto Components	—		—	164		164
Chemicals	—		—	13,326		13,326
Commercial Services & Supplies	—		—	—	(a)	—	(a)
Communications Equipment	—		—	—	(a)	—	(a)
Diversified Telecommunication Services	3,949		—	—		3,949
Energy Equipment & Services	—		—	—	(a)	—	(a)
Equity Real Estate Investment Trusts (REITs)	5,824		—	—		5,824
Food & Staples Retailing	—		—	992		992
Health Care Providers & Services	—		—	1,774		1,774
Independent Power and Renewable Electricity Producers	152		—	—		152
Internet & Direct Marketing Retail	—		—	7,591		7,591
Media	8,677		—	—		8,677
Multiline Retail	600		—	—		600
Oil, Gas & Consumable Fuels	13,375		8,967	101		22,443
Professional Services	5,389		—	—		5,389
Specialty Retail	—		—	1,317		1,317

Total Common Stocks	37,966		8,967	25,265		72,198

Convertible Bonds	—		1,228	—		1,228
Convertible Preferred Stocks	—		—	9,081		9,081
Corporate Bonds
Aerospace & Defense	—		1,581	—		1,581
Air Freight & Logistics	—		1,992	—		1,992
Auto Components	—		16,830	—		16,830
Automobiles	—		355,930	—		355,930
Banks	—		1,163,555	—		1,163,555
Biotechnology	—		72,139	—		72,139
Building Products	—		1,171	—		1,171
Capital Markets	—		450,157	—		450,157
Chemicals	—		8,778	—	(a)	8,778
Commercial Services & Supplies	—		4,999	—		4,999
Communications Equipment	—		1,964	—		1,964
Construction & Engineering	—		1,092	—		1,092
Consumer Finance	—		270,415	—		270,415
Distributors	—		1,782	—		1,782
Diversified Financial Services	—		25,575	—		25,575
Diversified Telecommunication Services	—		97,578	—		97,578
Electric Utilities	—		80,795	81		80,876
Energy Equipment & Services	—		1,360	—		1,360
Entertainment	—		807	—		807

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Equity Real Estate Investment Trusts (REITs)	$—	$26,180	$—		$26,180
Food & Staples Retailing	—	17,004	—		17,004
Food Products	—	852	—		852
Gas Utilities	—	72,278	—		72,278
Health Care Providers & Services	—	46,042	—		46,042
Hotels, Restaurants & Leisure	—	9,534	—		9,534
Household Products	—	1,164	—		1,164
Insurance	—	188,602	—		188,602
Internet & Direct Marketing Retail	—	28,008	—		28,008
Machinery	—	14,639	—		14,639
Media	—	31,470	—		31,470
Multi-Utilities	—	8,509	—		8,509
Oil, Gas & Consumable Fuels	—	43,615	206		43,821
Personal Products	—	—	—	(a)	—	(a)
Pharmaceuticals	—	83,324	—		83,324
Road & Rail	—	9,036	—		9,036
Specialty Retail	—	7,196	—		7,196
Technology Hardware, Storage & Peripherals	—	30,474	—		30,474
Tobacco	—	20,693	—		20,693
Trading Companies & Distributors	—	8,020	—		8,020
Wireless Telecommunication Services	—	30,322	—		30,322

Total Corporate Bonds	—	3,235,462	287		3,235,749

Foreign Government Securities	—	28,166	—		28,166
Loan Assignments
Aerospace & Defense	—	4,739	—		4,739
Airlines	—	811	—		811
Auto Components	—	7,713	—		7,713
Beverages	—	1,589	—		1,589
Building Products	—	6,412	—		6,412
Capital Markets	—	2,303	—		2,303
Chemicals	—	15,068	—		15,068
Commercial Services & Supplies	—	12,026	—		12,026
Communications Equipment	—	8,195	—		8,195
Construction & Engineering	—	4,810	—		4,810
Containers & Packaging	—	22,332	—		22,332
Diversified Consumer Services	—	10,400	—		10,400
Diversified Financial Services	—	6,376	—		6,376
Diversified Telecommunication Services	—	22,854	—		22,854
Electric Utilities	—	9,907	—		9,907
Electrical Equipment	—	9,138	—		9,138
Electronic Equipment, Instruments & Components	—	1,501	—		1,501
Entertainment	—	8,788	—		8,788
Equity Real Estate Investment Trusts (REITs)	—	3,218	—		3,218
Food & Staples Retailing	—	6,431	565		6,996
Food Products	—	19,104	—		19,104
Health Care Equipment & Supplies	—	4,765	—		4,765
Health Care Providers & Services	—	44,269	—		44,269
Hotels, Restaurants & Leisure	—	29,896	—		29,896

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Household Durables	$—	$1,705	$—	$1,705
Household Products	—	2,663	—	2,663
Independent Power and Renewable Electricity Producers	—	5,992	—	5,992
Insurance	—	11,103	—	11,103
Internet & Direct Marketing Retail	—	7,658	—	7,658
IT Services	—	6,487	—	6,487
Leisure Products	—	6,548	1,303	7,851
Life Sciences Tools & Services	—	2,823	—	2,823
Machinery	—	20,840	—	20,840
Media	—	37,021	—	37,021
Metals & Mining	—	1,662	—	1,662
Oil, Gas & Consumable Fuels	—	10,222	—	10,222
Paper & Forest Products	—	2,496	—	2,496
Personal Products	—	8,525	—	8,525
Pharmaceuticals	—	34,297	—	34,297
Professional Services	—	2,593	—	2,593
Road & Rail	—	4,237	—	4,237
Software	—	33,861	—	33,861
Specialty Retail	—	34,166	—	34,166
Technology Hardware, Storage & Peripherals	—	7,317	—	7,317
Textiles, Apparel & Luxury Goods	—	1,813	—	1,813
Wireless Telecommunication Services	—	2,206	—	2,206

Total Loan Assignments	—	508,880	1,868	510,748

Mortgage-Backed Securities	—	251,295	—	251,295
Preferred Stocks
Banks	1,832	—	—	1,832
Communications Equipment	—	—	3	3
Internet & Direct Marketing Retail	—	—	2,455	2,455
Oil, Gas & Consumable Fuels	—	—	696	696

Total Preferred Stocks	1,832	—	3,154	4,986

Private Placements	—	—	23,155	23,155
Rights	—	—	816	816
Warrants
Diversified Telecommunication Services	—	—	6	6
Entertainment	—	48	—	48
Media	—	—	468	468
Oil, Gas & Consumable Fuels	92	—	—	92

Total Warrants	92	48	474	614

Short-Term Investments
Certificates of Deposit	—	220,047	—	220,047
Commercial Paper	—	465,923	—	465,923
Investment Companies	4,311,671	—	—	4,311,671
Repurchase Agreements	—	65,000	—	65,000
U.S. Treasury Obligations	—	3,020	—	3,020

Total Short-Term Investments	4,311,671	753,990	—	5,065,661

Total Investments in Securities	$4,351,561	$5,253,906	$934,218	$10,539,685

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Liabilities
TBA Short Commitment	$—	$(257,054)	$—	$(257,054)

Total Liabilities for Securities Sold Short	$—	$(257,054)	$—	$(257,054)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$117	$—	$117
Swaps	—	4,529	—	4,529
Depreciation in Other Financial Instruments
Futures Contracts	(222)	—	—	(222)
Swaps	—	(33,556)	—	(33,556)

Total Net Appreciation/Depreciation in Other Financial Instruments	$(222)	$(28,910)	$—	$(29,132)

(a)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:

	Balance as of February 28, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]		Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of May 31, 2021
Investments in Securities:
Asset-Backed Securities	$568,421	$—	$(4,061)	$2,396	$74,491		$(40,357)	$68,146	$(6,712)	$662,324
Collateralized Mortgage Obligations	237,051	— (a)	(2,343)	90	—		(55,886)	—	(14,205)	164,707
Commercial Mortgage-Backed Securities	49,108	—	159	(5)	—		(6,175)	—	—	43,087
Common Stocks	24,966	(3,215)	3,514	—	—		—	—	—	25,265
Convertible Preferred Stocks	7,851	462	1,374	—	—		(606)	—	—	9,081
Corporate Bonds	5,665	329	(139)	—	—	(a)	(5,568)	—	—	287
Loan Assignments	2,312	—	(148)	3	18		(317)	—	—	1,868
Preferred Stocks	3,796	25	(707)	—	484		(444)	—	—	3,154
Private Placement	31,803	(5,000)	1,352	—	—		(5,000)	—	—	23,155
Rights	805	—	11	—	—		—	—	—	816
Warrants	6	(1)	469	—	—		—	—	—	474

Total	$931,784	$(7,400)	$(519)	$2,484	$74,993		$(114,353)	$68,146	$(20,917)	$934,218

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2021, which were valued using significant unobservable inputs (level 3), amounted to $(3,612).

Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2021.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2021		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$16,092		Market Comparable Companies	EBITDA Multiple (b)	5.0x - 7.6x (7.35x)
	265		Pending Distribution	Expected Recovery	$0.00 - $1.20 ($0.75)

Common Stocks	16,357

	3		Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	3

	—	(c)	Pending Distibution Amount	Discount for potential outcome	100.00% (100.00%)

Corporate Bonds	—	(c)

	662,324		Discounted Cash Flow	Constant Prepayment Rate	0.50% - 40.00% (8.35%)
				Constant Default Rate	0.00% - 6.90% (2.98%)
				Yield (Discount Rate of Cash Flows)	0.53% - 6.92% (2.57%)

Asset-Backed Securities	662,324

	164,707		Discounted Cash Flow	Constant Prepayment Rate	8.86% - 38.85% (10.48%)
				Constant Default Rate	0.00% - 7.05% (0.22%)
				Yield (Discount Rate of Cash Flows)	0.61% - 2.36% (1.98%)

Collateralized Mortgage Obligations	164,707

	32,567		Discounted Cash Flow	Constant Prepayment Rate	100.00% (100.00%)
				Constant Default Rate	0.00% - 7.00% (2.78%)
				Yield (Discount Rate of Cash Flows)	1.53% - 6.90% (4.12%)

Commercial Mortgage-Backed Securities	32,567

	6		Market Comparable Companies	EBITDA Multiple (b)	4.8x (4.8x)
Warrants	6

	1,868		Terms of Exchange Offer	Expected Recovery	41.00% - 100.00% (58.85%)
Loan Assignments	1,868

Total	$877,832

#

The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2021, the value of these investments was $56,386. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Amount rounds to less than one thousand.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.01%(a)(b)	4,901,332	732,891	1,322,552	—	—	4,311,671	4,311,671	160	—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.

C. Derivatives — The Fund used derivative instruments including futures contracts, forward foreign currency exchange contracts and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

Notes (1) — (3) below describe the various derivatives used by the Fund.

(1). Futures Contracts — The Fund used treasury contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in the market value of open futures contracts are recorded as change in net unrealized appreciation/depreciation on futures contracts. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(2). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(3). Swaps — The Fund engaged in various swap transactions to manage credit and total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as change in net unrealized appreciation/depreciation on swaps. A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

JPMorgan Strategic Income Opportunities Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank.

The central clearinghouse acts as the counterparty to each centrally cleared swap transaction; therefore credit risk is limited to the failure of the clearinghouse.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Credit Default Swaps

The Fund entered into credit default swaps to simulate long and/or short bond positions or to take an active long and/or short position with respect to the likelihood of a default or credit event by the issuer of the underlying reference obligation.

The underlying reference obligation may be a single issuer of corporate or sovereign debt, a basket of issuers or a credit index. A credit index is a list of credit instruments or exposures that reference a fixed number of obligors with shared characteristics that represents some part of the credit market as a whole. Index credit default swaps have standardized terms including a fixed spread and standard maturity dates. The composition of the obligations within a particular index changes periodically.

Credit default swaps involve one party, the protection buyer, making a stream of payments to another party, the protection seller, in exchange for the right to receive a contingent payment if there is a credit event related to the underlying reference obligation. In the event that the reference obligation matures prior to the termination date of the contract, a similar security will be substituted for the duration of the contract term. Credit events are defined under individual swap agreements and generally include bankruptcy, failure to pay, restructuring, repudiation/moratorium, obligation acceleration and obligation default.

If a credit event occurs, the Fund, as a protection seller, would be obligated to make a payment, which may be either: (i) a net cash settlement equal to the notional amount of the swap less the auction value of the reference obligation or (ii) the notional amount of the swap in exchange for the delivery of the reference obligation. Selling protection effectively adds leverage to the Fund’s portfolio up to the notional amount of swap agreements. The notional amount represents the maximum potential liability under a contract. Potential liabilities under these contracts may be reduced by: the auction rates of the underlying reference obligations; upfront payments received at the inception of a swap; and net amounts received from credit default swaps purchased with the identical reference obligation.

Total Return Swaps

The Fund used total return swaps to gain long and/or short exposure to an underlying index. To the extent the total return of the index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. These arrangements involve the periodic exchange of cash flows based on the total return of the underlying index and interest rate obligations.